UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2008

Item 1. Schedule of Investments.

FIMCO Select Fund
SCHEDULE OF INVESTMENTS at August 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS: 89.0%
	Aerospace & Defense: 1.6%
5,000	The Boeing Co.	$327,800

	Beverages: 2.5%
10,000	The Coca-Cola Co.[1]	520,700

	Capital Markets: 2.6%
20,000	Janus Capital Group, Inc.	539,400

	Commercial Banks: 3.4%
23,000	Wells Fargo & Co.	696,210

	Commercial Services & Supplies: 2.4%
37,000	Corinthian Colleges, Inc.*	490,990

	Communications Equipment: 2.5%
22,000	Cisco Systems, Inc.*	529,100

	Diversified Telecommunication Services: 3.1%
16,600	CenturyTel, Inc.[1]	641,258

	Electronic Equipment & Instruments: 1.6%
9,800	Tyco Electronics Ltd.	322,518

	Energy Equipment & Services: 0.9%
6,000	Helix Energy Solutions Group, Inc.*	184,620

	Food & Staples Retailing: 9.1%
9,300	Costco Wholesale Corp.[1]	623,658
21,500	Wal-Mart Stores, Inc.[1]	1,270,005
		1,893,663
	Health Care Equipment & Supplies: 2.3%
8,800	Medtronic, Inc.	480,480

	Hotels, Restaurants & Leisure: 2.9%
17,700	Penn National Gaming, Inc.*	598,614

	Household Durables: 3.2%
8,100	Whirlpool Corp.	659,016

	Independent Power Producers & Energy Traders: 2.0%
23,000	Calpine Corp.*	414,000

	Industrial Conglomerates: 4.6%
21,000	General Electric Co.	590,100
8,500	Tyco International, Ltd.	364,480
		954,580
	Insurance: 5.9%
162	Berkshire Hathaway, Inc. - Class B*	632,124
1,600	Markel Corp.*[1]	592,000
		1,224,124
	Internet & Catalog Retail: 2.6%
21,800	eBay, Inc.*[1]	543,474

	IT Services: 4.2%
31,800	The Western Union Co.[1]	878,316

	Life Science Tools & Services: 2.1%
7,200	Thermo Fisher Scientific, Inc.*	436,032

	Machinery: 2.5%
12,075	PACCAR, Inc.[1]	519,949

	Media: 2.2%
775	The Washington Post Co. - Class A	462,288

	Oil & Gas: 5.6%
7,100	Chevron Corp.[1]	612,872
7,000	Exxon Mobil Corp.[1]	560,070
		1,172,942
	Oil, Gas & Consumable Fuels: 4.7%
11,800	ConocoPhillips[1]	973,618

	Pharmaceuticals: 3.9%
11,500	Johnson & Johnson[1]	809,945

	Road & Rail: 2.1%
4,000	Burlington Northern Santa Fe Corp.	429,600

	Software: 4.1%
31,600	Microsoft Corp.[1]	862,364

	Specialty Retail: 4.4%
131,900	Borders Group, Inc.[1]	923,300

	TOTAL COMMON STOCKS
	(Cost $17,456,374)	18,488,901

	INVESTMENT COMPANIES: 10.3%
5,000	Energy Select Sector SPDR Fund[1]	373,250
18,200	Materials Select Sector SPDR Fund	723,450
8,500	Technology Select Sector SPDR Fund[1]	193,375
10,600	Utilities Select Sector SPDR Fund[1]	399,196
8,300	Vanguard Information Technology Index Fund[1]	443,552

	TOTAL INVESTMENT COMPANIES
	(Cost $1,788,721)	2,132,823

Principal Amount		Value
	U.S. GOVERNMENT AGENCY ISSUE: 2.4%
	Federal Home Loan Mortgage Corp.
$500,000	3.200%, 06/30/2009	500,068

	TOTAL U.S. GOVERNMENT AGENCY ISSUE
	(Cost $501,153)	500,068

Contracts (100 shares per contract)		Value
	CALL OPTIONS PURCHASED: 1.7%
329	Borders Group, Inc.
	Expiration: January, 2010, Exercise Price: $5.00	103,635
190	National City Corp.
	Expiration: January, 2009, Exercise Price: $35.00	475
170	Wal-Mart Stores, Inc.
	Expiration: January, 2009, Exercise Price: $45.00	252,875

	TOTAL CALL OPTIONS PURCHASED
	(Cost $399,498)	356,985

Shares		Value
	SHORT-TERM INVESTMENT: 6.1%
1,269,238	Fidelity Institutional Money Market Portfolio	1,269,238

	TOTAL SHORT-TERM INVESTMENT	1,269,238
	(Cost $1,269,238)

	TOTAL INVESTMENTS IN SECURITIES: 109.5%
	(Cost $21,414,984)	22,748,015
	Liabilities in Excess of Other Assets: (9.5)%	(1,968,106)
	TOTAL NET ASSETS: 100.0%	$20,779,909

1 A portion of the security was purchased with the cash proceeds from securities sold short and is used for collateral on short sales.
* Non Income Producing

The cost basis of investments for federal income tax purposes at August 31, 2008 was as follows+:

	Cost of investments	$21,440,087
	Gross unrealized appreciation	3,063,087
	Gross unrealized depreciation	(1,755,159)
	Net unrealized appreciation	$1,307,928

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

	FIMCO Select Fund Schedule of Securities Sold Short at August 31, 2008 (Unaudited)

Shares		Value

10,200	CEC Entertainment, Inc.*	349,452
50,000	Consumer Discretionary Select Sector SPRD Fund	1,525,000

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $2,189,572)	$1,874,452

	FIMCO Select Fund Schedule of Option Written at August 31, 2008 (Unaudited)

Contracts (100 shares per contract)		Value

231	Penn National Gaming, Inc.*
	Expiration: January, 2009, Exercise Price: $20.00	9,240

	TOTAL OPTION WRITTEN
	(Premiums received $43,197)	$9,240

FAS 157 - Summary of Fair Value Exposure at August 31, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund (Portfolio) has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2008:

Description	Investments in Securities	Other Financial Instruments *
Level 1 - Quoted prices	$22,748,015	($1,883,692)
Level 2 - Other significant observable inputs	$0	$0
Level 3 - Significant unobservable inputs	$0	$0
Total	$22,748,015	($1,883,692)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Robert M. Slotky
Robert M. Slotky, President

Date  September 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Robert M. Slotky
Robert M. Slotky, President

Date  September 18, 2008

By (Signature and Title)*    /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  September 18, 2008

* Print the name and title of each signing officer under his or her signature.